UNAUDITED CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY - USD ($)		Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total Shareholder Deficit [Member]
Balance – July 31, 2024 at Jul. 22, 2024
Beginning balance, shares at Jul. 22, 2024	[1]
Net loss
Balance – October 31, 2024 at Jul. 31, 2024
Ending balance, shares at Jul. 31, 2024	[1]
Balance – July 31, 2024 at Jul. 22, 2024
Beginning balance, shares at Jul. 22, 2024	[1]
Ordinary shares issued to underwriter		$ 20	4,328
Ordinary shares issued to underwriter, shares		200,000
Balance – October 31, 2024 at Jan. 31, 2025	[1]	$ 307	29,041	(42,564)	(13,216)
Ending balance, shares at Jan. 31, 2025	[1]	3,075,000
Balance – July 31, 2024 at Jul. 31, 2024
Beginning balance, shares at Jul. 31, 2024	[1]
Founder shares issued to the Sponsor	[1]	$ 287	24,713		25,000
Founder shares issued to the Sponsor, shares	[1]	2,875,000
Ordinary shares issued to underwriter		$ 20	4,328		4,348
Ordinary shares issued to underwriter, shares	[1]	200,000
Net loss				(42,564)	(42,564)
Balance – October 31, 2024 at Oct. 31, 2024		$ 307	29,041	(42,564)	(13,216)
Ending balance, shares at Oct. 31, 2024	[1]	3,075,000
Balance – July 31, 2024 at Jan. 31, 2025	[1]	$ 307	29,041	(42,564)	(13,216)
Beginning balance, shares at Jan. 31, 2025	[1]	3,075,000
Net loss				(19,553)	(19,553)
Balance – October 31, 2024 at Apr. 30, 2025	[1]	$ 307	29,041	(62,117)	(32,769)
Ending balance, shares at Apr. 30, 2025	[1]	3,075,000
Issuance of Private Placement Units		$ 30	2,987,470		2,987,500
Issuance of Private Placement Units, shares	[1]	298,750
Issuance of Public Rights net of issuance costs			1,337,837		1,337,837
Issuance of representative shares			247,556		247,556
Remeasurement of carrying value to redemption value			(4,504,618)		(4,504,618)
Net loss				307,410	307,410
Balance – October 31, 2024 at Jul. 31, 2025		$ 337	97,286	245,293	342,916
Ending balance, shares at Jul. 31, 2025	[1]	3,373,750
Remeasurement of carrying value to redemption value			(888,798)		(888,798)
Accretion of additional paid-in capital to accumulated deficit			791,512	(791,512)
Net loss				514,636	514,636
Balance – October 31, 2024 at Oct. 31, 2025		$ 337		$ (31,583)	$ (31,246)
Ending balance, shares at Oct. 31, 2025	[1]	3,373,750

[1]	Includes an aggregate of up to 375,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters (see Note 5).